Fees and Expenses	Mar. 31, 2025 USD ($)
Optimum Large Cap Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 75,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum Large Cap Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.01%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Optimum Large Cap Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[3]
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%	[1]
Total annual fund operating expenses	1.96%
Fee waivers and expense reimbursements	(0.01%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Optimum Large Cap Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.28%	[1]
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.01%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Optimum Large Cap Value Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 75,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum Large Cap Value Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[4]
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.00%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Optimum Large Cap Value Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[6]
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%	[4]
Total annual fund operating expenses	1.92%
Fee waivers and expense reimbursements	(0.00%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Optimum Large Cap Value Fund | Insitutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.64%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.28%	[4]
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.00%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Optimum Small-Mid Cap Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 75,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum Small-Mid Cap Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.98%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%	[7]
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.10%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.44%
Optimum Small-Mid Cap Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[9]
Management fees	0.98%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%	[7]
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.10%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.19%
Optimum Small-Mid Cap Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.98%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.31%	[7]
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.10%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.19%
Optimum Small-Mid Cap Value Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 75,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum Small-Mid Cap Value Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.89%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%	[10]
Total annual fund operating expenses	1.58%
Fee waivers and expense reimbursements	(0.09%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%	[12]
Acquired fund fees and expenses	0.10%	[13]
Optimum Small-Mid Cap Value Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[14]
Management fees	0.89%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%	[10]
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	(0.09%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.24%	[12]
Acquired fund fees and expenses	0.10%	[13]
Optimum Small-Mid Cap Value Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.89%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.34%	[10]
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.09%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%	[12]
Acquired fund fees and expenses	0.10%	[13]
Optimum International Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 75,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum International Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%	[15]
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.00%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.32%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Optimum International Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%	[15]
Total annual fund operating expenses	2.07%
Fee waivers and expense reimbursements	(0.00%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.07%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[17]
Optimum International Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Management fees	0.74%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.33%	[15]
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.00%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Optimum Fixed Income Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Optimum Fixed Income Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%	[18]
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	(0.00%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Optimum Fixed Income Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[20]
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%	[18]
Total annual fund operating expenses	1.79%
Fee waivers and expense reimbursements	(0.00%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Optimum Fixed Income Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.29%	[18]
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	(0.00%)	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%

[1]	“Other expenses” have been restated to reflect current fees.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[4]	“Other expenses” have been restated to reflect current fees.
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.93% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[7]	“Other expenses” have been restated to reflect current fees.
[8]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.19% of the Fund’s average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[10]	“Other expenses” have been restated to reflect current fees.
[11]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.14% of the Fund’s average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[12]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
[13]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[14]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[15]	“Other expenses” have been restated to reflect current fees.
[16]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[17]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[18]	“Other expenses” have been restated to reflect current fees.
[19]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).